Related Party Consulting Agreements (Details)	1 Months Ended						12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CHF (SFr) shares	Jun. 30, 2022 USD ($)	Mar. 31, 2021 CHF (SFr)	Feb. 28, 2021 CHF (SFr)	Oct. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 CHF (SFr)	Oct. 31, 2019 CHF (SFr)
Related Party Consulting Agreements (Details) [Line Items]
Recorded fees	$ 4,042	SFr 3,740					$ 100,841
Services cost							12,500
Phantom shares (in Shares) | shares	10,000	10,000
Monthly retainer amount	$ 50,000	SFr 4,400
Additional per hour rate	$ 270	SFr 250
Exceeding hours per month	20 hours	20 hours
Mr. Hellmann [Member]
Related Party Consulting Agreements (Details) [Line Items]
Bonus amount			$ 56,000
Option Plan			147,485
Ms. Sommer [Member]
Related Party Consulting Agreements (Details) [Line Items]
Monthly retainer amount	$ 4,756
Chief Executive Officer [Member]
Related Party Consulting Agreements (Details) [Line Items]
Services cost			$ 160,000
Chief Operating Officer [Member]
Related Party Consulting Agreements (Details) [Line Items]
Consulting fees						$ 2,705					SFr 2,500
Raising fund						5.00%
Consulting Agreement [Member]
Related Party Consulting Agreements (Details) [Line Items]
Research and development expenses								$ 102,264
CHG BioVenture SA [Member]
Related Party Consulting Agreements (Details) [Line Items]
Research and development expenses							$ 131,941	158,945	$ 285,859
Monthly fee (in Francs) | SFr										SFr 17,500
Bonus annual fee percentage										15.00%
Other transaction percentage										1.00%
Related party description							the Company has agreed to pay CHG BioVenture SA a monthly fee CHF 4’375 ($4,733) plus 7.7% VAT for his services. In addition, CHG BioVenture SA is eligible for a 1% success fee payment in the event of closing of a partnering agreement in China.
Mr. Roy [Member]
Related Party Consulting Agreements (Details) [Line Items]
Service payable (in Francs) | SFr				SFr 2,000
Recorded fees							$ 49,480	101,717
Mr. Konofal [Member]
Related Party Consulting Agreements (Details) [Line Items]
Service payable (in Francs) | SFr					SFr 2,000
Recorded fees							201,053	174,997
Mr. Camozzi [Member]
Related Party Consulting Agreements (Details) [Line Items]
Service payable (in Francs) | SFr				SFr 230
Recorded fees								$ 126,326
VAT services percentage				7.70%
Mr. Hellmann [Member]
Related Party Consulting Agreements (Details) [Line Items]
Recorded fees							93,331
Ms. Lambertson [Member]
Related Party Consulting Agreements (Details) [Line Items]
Recorded fees	12,500
Mr. Curatolo [Member]
Related Party Consulting Agreements (Details) [Line Items]
Recorded fees							$ 16,000
Monthly retainer amount	$ 16,000